Expense Example - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2020 Fund - Fidelity Advisor Freedom Blend 2020 Fund - Class Z6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306